Management Compensation Plans (Schedule of Realized Income Tax Benefits from Stock Option Exercises and RSU Vestings) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Income tax benefit realized	$ 31	$ 25	$ 19
Amount reversed in current year related to prior year	$ 1	$ 9	$ 0